ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2023
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Kaixin Holdings (formerly known as Kaixin Auto Holdings) (“the Company” or “KAH”), was incorporated in the Cayman Islands in 2016.

On June 25, 2021, KAH completed a business combination with Haitaoche Limited (“Haitaoche”, or “HTC”), resulting in KAH acquiring 100% of the share capital of Haitaoche in exchange for an aggregate of 4,935,700 ordinary shares (after giving effects of the Share Consolidation as mentioned below), which was issued to several former shareholders of Haitaoche. The business combination was treated as a reverse acquisition of KAH under ASC 805, using the acquisition method of accounting, and Haitaoche was deemed to be the accounting acquirer. (See Note 3).

Following the completion of the reverse acquisition, KAH is the consolidated parent of Haitaoche and the resulting company operates under the KAH corporate name. Haitaoche’s historical financial statements became the historical financial statements of the Group. The acquired assets and liabilities of KAH are included in the Group’s consolidated balance sheets since June 25, 2021 and the results of its operations and cash flows are included in the Group’s consolidated statement of operations and comprehensive loss and cash flows for periods beginning after June 25, 2021.

On September 14, 2023, the Group effected a share consolidation at a ratio of one-for-fifteenth (15) ordinary shares with a par value of US$0.00005 each in the Group’s issued and unissued share capital into one ordinary share with a par value of US$0.00075 (“the Share Consolidation”). Immediately following the Share Consolidation, the authorized share capital of the Group to be US$50,000 divided into 1,000,000,000 ordinary shares of a par value of US$0.00005 per share and 66,666,667 preferred shares of a par value of US$0.00075 per share.

Acquisition of a subsidiary

On August 22, 2023, the Group closed the acquisition of 100% equity interest in Morning Star Auto Inc. (“Morning Star”) at share consideration of $20,250. The Group issued 6,666,667 ordinary shares (after giving effects of the Share Consolidation as mentioned above) in the acquisition.

Setup new subsidiaries

In September 2023, the Group, through one of its subsidiaries in the PRC, set up one subsidiary, namely, Zhejiang Kaixin Yuanman Business Management Co. Ltd.. The Group owned 100% equity interest in the subsidiary.

In February through March 2023, the Group, through one of its subsidiaries in the PRC, set up three subsidiaries. Namely, Zhejiang Kaixin Daman Automobile Trading Co. Ltd., Zhejiang Kaixin Jingtao Automobile Trading Co. Ltd., and Zhejiang Kaixin Manman Commuting Technology Co. Ltd. The Group owned 70% equity interest in these three subsidiaries.

Disposition of subsidiaries

On February 2, 2023, the Company entered into a share transfer agreement with Kairui Consulting Hong Kong Limited (“Karui”), pursuant to which the Company transferred 100% equity interest in Zhejiang Taohaoche Technology Co., Ltd. (“Zhejiang Taohaoche”), a subsidiary engaged in new car trading business, at consideration of $2,700,000. In addition, the Company, Karui and Scytech Limited (“Sytech”) entered into a settlement agreement, pursuant to which Kairui would pay $2,700,000 to Scytech Limited to settled the Company’s liabilities due to Scytech. The management believed the transfer of share interest in Zhejiang Taohaoche does not represent a strategic shift that has (or will have) a major effect on the Company’s operations and financial results. The termination is not accounted as discontinued operations in accordance with ASC 205-20.

1.ORGANIZATION AND PRINCIPAL ACTIVITIES (CONTINUED)

In June 2023, the Group disposed of KAG, a Cayman holding company, to a third party. Upon disposal, KAG was a holding company and had net asset deficit of $4,158. Pursuant to the disposal agreement with third party, the Company would make payments, in the amount of net asset deficit of KAG, to the third party in the event that the net assets of KAG was below zero. Accordingly, The Group did not recognize disposal gain or loss from disposal of KAG. As of December 31, 2023, the Company did not make payments of $4,158 to the third party, and recorded the balance in accrued expenses and other current liabilities.

On August 5, 2022, the Company, through Kaixin Auto Group (“KAG”), its former subsidiary in Cayman Island, entered into a shares transfer agreement (the “Agreement”) with Stanley Star. Pursuant to the Agreement, the Group sold all the shares it held in Renren Finance Inc and its subsidiaries and VIEs and VIEs’ subsidiaries (collectively “Disposal Group”) to Stanley Star at a consideration of $1 and additional compensation shall be made if the net liabilities of the Disposal Group were different as of the closing date.

On December 28, 2022, KAG and Stanley Star entered into a supplement agreement to issue $50,000 convertible preferred shares of the Company to Stanley Star as part of consideration to compensate the difference of net asset between the closing date and the agreement date. On March 24, 2023, KAG and Stanley Star entered into an amendment to the supplement agreement that modified specific terms of the $50 million preferred stock issued by the Company to Stanley Star.

Effectively completed on October 27, 2022, the Group disposed all the shares it held in Renren Finance Inc, which holds all the Group’s VIEs and VIEs’ subsidiaries in China (collectively referred to as the “Disposal group”), to Stanley Star Group Inc. (“Stanley Star” or “the Buyer”), a third-party company incorporated in BVI. (See Note 4)

PRC regulations currently limit direct foreign ownership of business entities providing value-added telecommunications services and internet services in the PRC where certain licenses are required for the provision of such services. To comply with the PRC laws and regulations, the Company used to primarily conduct such kind of business in China through the Company’s VIEs, i.e. Anhui Xin Jieying Automobile Sales Co., Ltd (“Anhui Xin Jieying”, formerly known as Zhejiang Jieying Automobile Sales Co., Ltd and Shanghai Jieying Automobile Sales Co., Ltd), Shanghai Qianxiang Changda Internet Information Technology Development Co.,Ltd. (“Shanghai Changda”), Ningbo Jiusheng Automobile Sales and Services Co., Ltd. (“Ningbo Jiusheng”) and Qingdao Shengmei lianhe Import Automobile Sales Co., Ltd. (“Qingdao Shengmei”) and their subsidiaries, based on a series of contractual arrangements by and among Zhejiang Kaixin Auto. Co., Ltd. (“Zhejiang Kaixin”), Shanghai Renren Automotive Technology Group Co., Ltd. (“Shanghai Auto”), Zhejiang Taohaoche Technology Co., Ltd. (“Zhejiang Taohaoche”, formerly known as Ningbo Taohaoche Technology Co., Ltd.), the Company’s VIEs and their nominee shareholders. The contractual arrangements include Shareholders’ Voting Rights Proxy Agreements, Executive Call Option Agreements, Equity Pledge Agreements and Exclusive Business Cooperation Agreements.

With the disposition of Renren Finance Inc, all VIEs were disposed as of October 27, 2022 (“closing date”) (see Note 4).

The Company and its consolidated subsidiaries, are collectively referred to as the “Group”. The Group is primarily engaged in sales of domestic automobiles and the used car sales business in the People’s Republic of China (“PRC”).

1.ORGANIZATION AND PRINCIPAL ACTIVITIES (CONTINUED)

The major subsidiaries of the Company as of December 31, 2023 are summarized as below:

	Later of date of
	incorporation or	Place of	% of
Name of Subsidiaries	acquisition	Incorporation	Ownership	Principal Activities
Major subsidiaries:
Jet Sound Hong Kong Company Limited	May 7, 2011	Hong Kong	100%	Investment holding
Zhejiang Kaixin Auto Co., Ltd	April 4, 2021	PRC	100%	Used car trading business
Chongqing Jieying Shangyue Automobile Sales Co., Ltd.	July 3, 2017	PRC	70%	Used car trading business
Wuhan Jieying Chimei Automobile Sales Co., Ltd.	November 20, 2017	PRC	70%	Used car trading business
Anhui Kaixin New Energy Vehicle Co., Ltd.	January 25, 2022	PRC	100%	New energy vehicle trading business
Morning Star	August 22, 2023	PRC	100%	New energy vehicle trading business